OTHER REAL ESTATE OWNED ("OREO") (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation allowance	$ 674,205	$ 1,963,227
Operating expenses	96,618	489,164
Miscellaneous expenses	$ 770,823	$ 2,452,391